Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0001875655
Registrant Name	AEI CapForce II Investment Corp
Registration File Number	333-281101
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES